Other assets-Office buildings, land, equipment and facilities and Other / Other liabilities - Schedule of change in asset retirement obligation (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Other assets-Other / Other liabilities [Abstract]
Balance at beginning of year	¥ 14,196	¥ 14,240
Provision for the year	1,354	453
Settled during the year	(38)	(497)
Balance at end of year	¥ 15,512	¥ 14,196